FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments Financial Risks And Capital Risks Management
Increase decrease in sensitivity percent	5.00%
Borrowings, interest rate basis	50 basis points
Increase decrease in profit	$ 21,687	$ 6,382	$ 36,838
Concentrations of risk	The Group has concentration of credit risk as 55.2% (2022: 39.5%, 2021: 30.1%) and 89.9% (2022: 85.4%, 2021: 66.0%) of the total trade receivables was due from the Group’s largest customer and the five largest customers respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.
Impairment loss recognised in profit or loss, trade receivables	$ 253,459	73,537	156,157
Cash and cash equivalents	3,979,416	5,082,587	$ 3,545,458	$ 3,554,117
Current assets	29,752,919	38,902,819
Current liabilities	$ 23,170,818	$ 37,565,413